Goodwill and Finite Lived Intangible Assets (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Finite Lived Intangible Asset
2023	$ 386,600	$ 516,600
2024	506,100	506,100
2025	371,500	371,500
2026	193,800	193,800
2027	92,600	92,600
There after	82,400	82,400
Total	$ 1,633,000	$ 1,763,000	$ 2,079,800	$ 2,557,800